Earnings (Loss) Per Share (Details) - Schedule of Basic and Diluted Income (Loss) Per Ordinary Share - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income (loss) attributable to ordinary shareholders		$ (241,217)	$ 83,980
Denominator:
Weighted average number of ordinary shares outstanding – basic	[1]	12,000,000	12,000,000
Net income (loss) per share – basic		$ (0.02)	$ 0.007

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on March 23, 2023.